Non Hedge Derivative Loss (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated As Hedging Instruments [Text Block]
Non-hedge derivative (gain)/loss and movement on bonds

Non-hedge derivative (gain)/loss
	2011	2010	2009
	$	$	$
(Gain)/loss on non-hedge derivatives	(83)	703	1,452

Hedge Items Accelerated [Text Block]
Effects of the accelerated hedge settlements

	2011	2010	2009
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	-	2,698	797
Previously designated NPSE contracts	-	405	580
Other non-hedge derivative contracts	-	2,293	217

Reclassification Hedge Items [Text Block]

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	2011	2010
	$	$
Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative (gain)/loss)	-	131
Realized settlements	-	(687)
Liability as at December 31	-	-

Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Text Block]
Movement on bonds
	2011	2010	2009
	$	$	$
Fair value (gain)/loss on mandatory convertible bonds (See Note 18)	(113)	83	-